Convertible Debt and Treasury Stock (Details) - USD ($)	1 Months Ended	12 Months Ended			17 Months Ended
	Nov. 30, 2013	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	May. 31, 2015
Convertible debt
Net proceeds from issuance of notes				$ 783,227,000
Shares repurchased		$ 61,714,000	$ 249,004,000	$ 99,975,000	$ 311,000,000
Convertible debt
Convertible debt
Aggregate principle amount of notes issued	$ 800,000,000
Coupon rate of the convertible notes (as a percent)	1.00%
Interest rate of convertible notes (as a percent)	1.00%
Denomination of principal amount of debt which is used for conversion calculation	$ 1,000
Conversion price of the Notes (in dollars per share)	$ 123.70
Net proceeds from issuance of notes	$ 783,200,000
Issuance cost	16,800,000
Shares repurchased	$ 100,000,000
Redemption price (as a percent)	100.00%
Redemption price of Notes upon fundamental change (as a percent)	100.00%